Note 5 - Leases: Schedule of Lease expense and other information (Details)	3 Months Ended
Mar. 31, 2020 USD ($)
Details
Operating lease expense	$ 1,787,585
Operating cash flows from operating leases	$ 1,755,880
Weighted-average remaining lease term - operating leases (in years)	6.82
Weighted-average discount rate - operating leases	5.56%
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 5,107,344
Lessee, Operating Lease, Liability, to be Paid, Year Two	6,239,540
Lessee, Operating Lease, Liability, to be Paid, Year Three	5,670,430
Lessee, Operating Lease, Liability, to be Paid, Year Four	4,851,786
Lessee, Operating Lease, Liability, to be Paid, Year Five	4,125,057
Lessee, Operating Lease, Liability, to be Paid, after Year Five	11,556,549
Lessee, Operating Lease, Liability, to be Paid	37,550,706
Less: Interest	(6,219,683)
Present Value of Lease Liability	$ 31,331,023